Shareholder Report, Holdings (Details) - C000179256	Nov. 30, 2024
09262F100 | BlackRock ESG Capital Allocation Term Trust
Holdings [Line Items]
Percent of Net Asset Value	14.70%
09260Q108 | BlackRock Innovation and Growth Term Trust
Holdings [Line Items]
Percent of Net Asset Value	10.80%
69346N107 | PIMCO Dynamic Income Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
36242H104 | Gabelli Dividend & Income Trust (The)
Holdings [Line Items]
Percent of Net Asset Value	6.20%
G3156P103 | ASA Gold and Precious Metals Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
368802104 | General American Investors Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
64133Q108 | Neuberger Berman Next Generation Connectivity
Holdings [Line Items]
Percent of Net Asset Value	4.00%
92840R101 | Virtus Dividend Interest & Premium Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
670750108 | Nuveen Multi-Asset Income Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
006212104 | Adams Diversified Equity Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Alternative
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Equity
Holdings [Line Items]
Percent of Net Asset Value	55.10%